CONDENSED BALANCE SHEETS [Parenthetical] - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Issued	1,000,000	1,000,000	0
Preferred Stock, Shares Outstanding	1,000,000	1,000,000	0
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	2,000,000,000	500,000,000	500,000,000
Common Stock, Shares, Outstanding	93,561,615	35,644,874	20,650,000